LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF INVESTMENT

	Investments without readily determinable fair value	Total	Total
	HK$	HK$	US$
Balance as of January 1, 2022	—	—	—
Addition	14,500,000	14,500,000	1,858,617

Balance as of December 31, 2022	14,500,000	14,500,000	1,858,617